Cover Page	12 Months Ended
Mar. 31, 2020 shares
Document information [line items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Trading Symbol	TTM
Entity Registrant Name	TATA MOTORS LTD/FI
Entity Central Index Key	0000926042
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Title of 12(b) Security	Ordinary Shares, par value Rs.2 per share
Security Exchange Name	NYSE
Entity Address Country	IN
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Ordinary shares [Member]
Document information [line items]
Entity Common Stock, Shares Outstanding	3,088,973,894
'A' Ordinary shares [Member]
Document information [line items]
Entity Common Stock, Shares Outstanding	508,502,896